Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2010 Fund), Class A)	0 Months Ended
Jun. 27, 2012
(Oppenheimer Transition 2010 Fund) | Class A
Bar Chart Table:
Annual Return 2007	6.96%
Annual Return 2008	(41.32%)
Annual Return 2009	23.44%
Annual Return 2010	10.81%
Annual Return 2011	(0.63%)